Debt - Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Other	$ 7	$ 7
Total debt	3,150	3,149
Less current portion	1	1
Long-term debt	3,149	3,148
Senior Notes, interest at 6.125% payable semiannually, principal due on August 15, 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	151	151
Senior Notes, interest at 1.35% payable semiannually, principal due on December 1, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	500	500
Senior Notes, interest at 2.6% payable semiannually, principal due on December 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	1,396	1,395
Senior Notes, interest at 3.95% payable semiannually, principal due on December 1, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 1,096	$ 1,096